Property, Plant and Equipment - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation expense	¥ 4,210	¥ 6,106	¥ 5,778
Elimination And Corporate
Property, Plant and Equipment [Line Items]
Impairment losses	¥ 211
Cost of Sales and Impairment Charge
Property, Plant and Equipment [Line Items]
Impairment losses		1,596
Semiconductor And Component Test System Business
Property, Plant and Equipment [Line Items]
Impairment losses		1,099
Mechatronics System Business
Property, Plant and Equipment [Line Items]
Impairment losses		¥ 497